DISPOSALS TO GOLAR PARTNERS (Restated) - Narrative (Details) - Golar Partners - Retained Investment in Subsidiary - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2015	Mar. 31, 2014	Feb. 28, 2013
Golar Eskimo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received	$ 226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
Cash consideration for vessel and charter	390,000
Accumulated bank debt	162,800
Purchase price adjustments	$ 1,200
Golar Igloo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received		$ 156,001
Carrying value of the net assets sold to Golar Partners		(112,714)
Gain on disposal		43,287
Cash consideration for vessel and charter		310,000
Accumulated bank debt		161,300
Purchase price adjustments		$ 7,300
Golar Maria
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received			$ 127,900
Carrying value of the net assets sold to Golar Partners			(45,630)
Gain on disposal			82,270
Cash consideration for vessel and charter			215,000
Accumulated bank debt			89,500
Purchase price adjustments			5,500
Interest rate swap liability assumed			$ 3,100